INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 30, 2018	Dec. 29, 2019	Dec. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect from change in tax rate	$ (19,200)	$ 0	$ 2,048
Net deferred tax expenses			6,100
Tax effect from revaluation of deferred income tax liabilities			(2,000)
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	$ 85,700	83,300	$ 85,700
Pro forma
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of different tax rates on earnings of foreign subsidiaries		274,000
Pro forma | Unrealised foreign exchange gains (losses)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes (note 18)		$ 57,000